UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21973
Investment Company Act File Number
Eaton Vance Tax-Managed Global Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Global Diversified Equity Income Fund	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 0.2%
United Technologies Corp.	88,588	$7,202,204

		$7,202,204

Automobiles — 2.2%
Bayerische Motoren Werke AG	340,495	$26,132,000
Ford Motor Co.(1)	1,531,611	24,429,196
Volkswagen AG, PFC Shares	170,154	27,528,164

		$78,089,360

Beverages — 1.6%
Anheuser-Busch InBev NV	369,813	$20,405,214
Coca-Cola Co. (The)	265,712	16,699,999
PepsiCo, Inc.	319,596	20,553,219

		$57,658,432

Biotechnology — 0.8%
Amgen, Inc.(1)	297,451	$16,383,601
Celgene Corp.(1)	235,330	12,126,555

		$28,510,156

Capital Markets — 3.8%
Credit Suisse Group AG	793,293	$35,416,202
Deutsche Bank AG	294,968	17,441,469
Goldman Sachs Group, Inc. (The)	116,126	19,000,536
Northern Trust Corp.	269,331	13,999,825
State Street Corp.	271,930	12,704,570
UBS AG(1)	2,062,352	37,039,842

		$135,602,444

Chemicals — 1.8%
BASF SE	644,493	$49,615,658
Monsanto Co.	202,759	14,878,455

		$64,494,113

Commercial Banks — 10.6%
Banco Bilbao Vizcaya Argentaria SA	3,041,619	$37,294,189
Banco Santander SA	4,550,864	55,721,472
Barclays PLC	4,954,865	23,205,912
BNP Paribas	339,884	25,368,445
HSBC Holdings PLC	8,797,949	95,924,418
Intesa Sanpaolo SpA	8,691,394	28,944,563
Itau Unibanco Holding SA ADR	1,789,669	38,477,883
KeyCorp	1,699,956	15,129,608
PNC Financial Services Group, Inc.	198,697	11,921,820
Royal Bank of Scotland Group PLC(1)	13,913,420	9,277,523
State Bank of India GDR	61,519	7,228,483
Wells Fargo & Co.	835,403	27,083,765

		$375,578,081

Communications Equipment — 1.6%
Cisco Systems, Inc.(1)	1,268,849	$26,836,156
QUALCOMM, Inc.	198,442	10,741,665
Telefonaktiebolaget LM Ericsson, Class B	1,594,781	19,661,759

		$57,239,580

Security	Shares	Value
Computers & Peripherals — 1.8%
Apple, Inc.(1)	187,338	$63,567,530

		$63,567,530

Construction & Engineering — 0.7%
Fluor Corp.	342,861	$23,722,553

		$23,722,553

Consumer Finance — 0.4%
American Express Co.	321,494	$13,946,410

		$13,946,410

Diversified Financial Services — 1.3%
Citigroup, Inc.(1)	2,710,842	$13,066,259
JPMorgan Chase & Co.	721,612	32,429,243

		$45,495,502

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	236,811	$6,517,039
France Telecom SA	1,401,137	30,558,973
Koninklijke KPN NV	1,624,605	25,568,190
Verizon Communications, Inc.	193,295	6,885,168

		$69,529,370

Electric Utilities — 2.0%
American Electric Power Co., Inc.	185,717	$6,626,383
E.ON AG	874,019	29,159,150
Enel SpA	3,129,117	17,665,587
Iberdrola SA	2,140,729	18,318,577

		$71,769,697

Electrical Equipment — 1.4%
ABB, Ltd.(1)	839,059	$19,822,702
Emerson Electric Co.	478,611	28,180,616

		$48,003,318

Electronic Equipment, Instruments & Components — 0.6%
Corning, Inc.	997,947	$22,164,403

		$22,164,403

Energy Equipment & Services — 1.2%
Halliburton Co.	435,317	$19,589,265
Schlumberger, Ltd.	239,984	21,356,176

		$40,945,441

Food & Staples Retailing — 1.7%
Metro AG	238,567	$16,807,291
Tesco PLC	3,897,124	25,121,186
Wal-Mart Stores, Inc.	333,856	18,719,306

		$60,647,783

Food Products — 4.2%
Danone SA	378,536	$22,757,800
Nestle SA	1,717,324	92,779,753
Unilever NV	1,077,286	31,830,577

		$147,368,130

Health Care Equipment & Supplies — 0.8%
Covidien PLC	371,721	$17,645,596
Varian Medical Systems, Inc.(1)	167,505	11,318,313

		$28,963,909

Health Care Providers & Services — 1.8%
AmerisourceBergen Corp.	609,748	$21,865,563
Fresenius Medical Care AG & Co. KGaA ADR	249,393	14,604,454

Security	Shares	Value
UnitedHealth Group, Inc.	669,241	$27,472,343

		$63,942,360

Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.	287,631	$21,189,776

		$21,189,776

Household Products — 1.3%
Procter & Gamble Co.	367,982	$23,230,704
Reckitt Benckiser Group PLC	440,647	23,950,208

		$47,180,912

Industrial Conglomerates — 3.7%
General Electric Co.	932,369	$18,777,912
Philips Electronics NV	1,084,049	33,777,018
Siemens AG	617,533	79,163,743

		$131,718,673

Insurance — 3.5%
Allianz SE	232,013	$32,251,489
AXA SA	645,902	13,669,716
Lincoln National Corp.	402,666	11,612,888
MetLife, Inc.	284,691	13,030,307
Prudential Financial, Inc.	328,505	20,206,343
Prudential PLC	3,084,243	33,422,663

		$124,193,406

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.(1)	110,839	$18,802,728

		$18,802,728

Internet Software & Services — 1.5%
Akamai Technologies, Inc.(1)	338,672	$16,364,631
Google, Inc., Class A(1)	59,403	35,663,185

		$52,027,816

IT Services — 1.3%
Accenture PLC, Class A	351,258	$18,079,249
International Business Machines Corp.	178,443	28,907,766

		$46,987,015

Leisure Equipment & Products — 0.3%
Hasbro, Inc.	214,398	$9,452,808

		$9,452,808

Machinery — 1.5%
Danaher Corp.	633,942	$29,199,369
Deere & Co.	264,420	24,035,778

		$53,235,147

Media — 1.1%
Comcast Corp., Class A	1,021,076	$23,229,479
Vivendi SA	546,972	15,636,369

		$38,865,848

Metals & Mining — 5.4%
Anglo American PLC	530,811	$26,024,587
BHP Billiton, Ltd. ADR	580,804	51,708,980
Freeport-McMoRan Copper & Gold, Inc.	226,838	24,668,632
Goldcorp, Inc.	2,227,733	89,577,144

		$191,979,343

Multi-Utilities — 1.8%
GDF Suez	851,449	$33,725,790
National Grid PLC	1,777,133	15,760,864

Security	Shares	Value
PG&E Corp.	299,182	$13,846,143

		$63,332,797

Multiline Retail — 0.3%
Target Corp.	215,321	$11,806,050

		$11,806,050

Oil, Gas & Consumable Fuels — 14.3%
Apache Corp.	173,515	$20,710,750
BG Group PLC	1,543,789	34,640,468
BP PLC	8,614,833	67,694,012
ConocoPhillips	321,717	22,989,897
Exxon Mobil Corp.	478,733	38,624,178
Hess Corp.	473,699	39,847,560
Occidental Petroleum Corp.	194,701	18,823,693
Peabody Energy Corp.	212,044	13,447,831
Petroleo Brasileiro SA ADR	185,039	6,796,482
Royal Dutch Shell PLC, Class B	3,468,823	120,872,688
Southwestern Energy Co.(1)	462,878	18,283,681
Statoil ASA	1,764,641	42,881,487
Total SA	1,064,688	62,301,599

		$507,914,326

Pharmaceuticals — 7.5%
AstraZeneca PLC	557,874	$27,198,525
Bayer AG	447,415	33,036,858
GlaxoSmithKline PLC	3,024,642	54,614,038
Johnson & Johnson	141,705	8,469,708
Novartis AG	944,632	52,587,495
Novo Nordisk A/S, Class B	298,446	33,601,971
Pfizer, Inc.	1,061,640	19,343,081
Sanofi-Aventis	533,710	36,475,186

		$265,326,862

Real Estate Investment Trusts (REITs) — 0.6%
AvalonBay Communities, Inc.	81,961	$9,501,739
Boston Properties, Inc.	124,513	11,750,292

		$21,252,031

Road & Rail — 0.6%
CSX Corp.	297,454	$21,000,252

		$21,000,252

Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp.	590,272	$12,667,237

		$12,667,237

Software — 2.7%
Microsoft Corp.	1,009,116	$27,977,741
Oracle Corp.	1,036,532	33,200,120
salesforce.com, inc.(1)	73,586	9,502,896
SAP AG	440,936	25,509,285

		$96,190,042

Specialty Retail — 1.4%
Home Depot, Inc.	566,744	$20,839,177
Industria de Diseno Textil SA	371,387	28,083,163

		$48,922,340

Textiles, Apparel & Luxury Goods — 1.9%
LVMH Moet Hennessy Louis Vuitton SA	296,996	$46,345,743
NIKE, Inc., Class B	240,892	19,868,772

		$66,214,515

Security	Shares	Value
Tobacco — 1.5%
British American Tobacco PLC	975,184	$36,016,245
Philip Morris International, Inc.	313,252	17,930,545

		$53,946,790

Wireless Telecommunication Services — 3.5%
American Tower Corp., Class A(1)	191,051	$9,716,854
Vodafone Group PLC	41,345,180	116,039,340

		$125,756,194

Total Common Stocks (identified cost $3,121,933,568)		$3,534,403,684

Short-Term Investments — 0.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(2)	$13,742	$13,742,265

Total Short-Term Investments (identified cost $13,742,265)		$13,742,265

Total Investments — 100.1% (identified cost $3,135,675,833)		$3,548,145,949

Call Options Written — (0.6)%

	Number	Strike		Expiration
Description	of Contracts	Price		Date	Value
Dow Jones Euro Stoxx 50 Index	33,100	EUR	2,900	2/18/11	$(4,046,975)
Dow Jones Euro Stoxx 50 Index	90,600	EUR	2,950	2/18/11	(6,940,319)
FTSE 100 Index	18,300	GBP	6,000	2/18/11	(718,190)
FTSE 100 Index	13,450	GBP	6,075	2/18/11	(226,221)
S&P 500 Index	1,875		$1,285	2/19/11	(3,225,000)
S&P 500 Index	4,305		$1,295	2/19/11	(5,144,475)
S&P 500 Index	855		$1,300	2/19/11	(795,150)
SMI Index	9,150	CHF	6,650	2/18/11	(203,064)
SMI Index	6,550	CHF	6,700	2/18/11	(81,875)

Total Call Options Written (premiums received $28,255,239)					$(21,381,269)

Other Assets, Less Liabilities — 0.5%					$19,060,172

Net Assets — 100.0%					$3,545,824,852

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PFC Shares	-	Preference Shares

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $19,223.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	37.2%	$1,318,024,335
United Kingdom	20.0	709,762,677
Germany	9.9	351,249,561
France	8.1	286,839,621
Switzerland	6.7	237,645,994
Spain	3.9	139,417,401
Netherlands	3.2	112,531,962
Canada	2.5	89,577,144
Australia	1.5	51,708,980
Italy	1.3	46,610,150
Brazil	1.3	45,274,365
Norway	1.2	42,881,487
Ireland	1.0	35,724,845
Denmark	0.9	33,601,971
Belgium	0.6	20,405,214
Sweden	0.6	19,661,759
India	0.2	7,228,483

Total Investments	100.1%	$3,548,145,949

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,136,586,932

Gross unrealized appreciation	$556,113,816
Gross unrealized depreciation	(144,554,799)

Net unrealized appreciation	$411,559,017

Written call options activity for the fiscal year to date ended January 31, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	206,590	$42,215,096
Options written	604,870	87,794,973
Options terminated in closing purchase transactions	(633,275)	(101,754,830)

Outstanding, end of period	178,185	$28,255,239

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At January 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At January 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $21,381,269.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Consumer Discretionary	$177,146,150	$116,197,275	$—	$293,343,425
Consumer Staples	97,133,773	269,668,274	—	366,802,047
Energy	220,469,513	328,390,254	—	548,859,767
Financials	308,129,813	407,938,061	—	716,067,874
Health Care	149,229,214	237,514,073	—	386,743,287
Industrials	231,282,427	53,599,720	—	284,882,147
Information Technology	305,672,579	45,171,044	—	350,843,623
Materials	180,833,211	75,640,245	—	256,473,456
Telecommunication Services	23,119,061	172,166,503	—	195,285,564
Utilities	20,472,526	114,629,968	—	135,102,494

Total Common Stocks	$1,713,488,267	$1,820,915,417 *	$—	$3,534,403,684

Short-Term Investments	$—	$13,742,265	$—	$13,742,265

Total Investments	$1,713,488,267	$1,834,657,682	$—	$3,548,145,949

Liability Description

Call Options Written	$(9,164,625)	$(12,216,644)	$—	$(21,381,269)

Total	$(9,164,625)	$(12,216,644)	$—	$(21,381,269)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President
Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President
Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: March 24, 2011